February 28, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds (the “Trust”)
File No. 33-32548

Ladies and Gentlemen:

Pursuant to Rule 497 (k) under the Securities Act of 1933, we hereby file a Summary Prospectus for the above mentioned Trust, to be placed in use on February 28, 2013.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.